Note 13 - Net Foreign Exchange Gain (Details Textual)							1 Months Ended
	Feb. 03, 2023	Jul. 01, 2021 kg oz	Jan. 08, 2021	May 26, 2020	Nov. 12, 2018	Oct. 01, 2018	Dec. 31, 2021	Jun. 30, 2021 kg oz	Mar. 25, 2024	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 20, 2019
Statement Line Items [Line Items]
Closing foreign exchange rate							108.67				6,104.72	684.33	2.5
Foreign currency allocation, incremental revenue, percentage		100.00%						100.00%
Baseline level of production per month (Kilogram) | kg		148.38						148.38
Production per annum (Ounce) | oz		57,000						57,000
Foreign currency allocation, percentage	75.00%	72.74%	60.00%	70.00%	55.00%	30.00%	72.74%
Abnormally large changes in asset prices or foreign exchange rates [member]
Statement Line Items [Line Items]
Closing foreign exchange rate									20,945	6,105